Note 15 - Income Tax - Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Long-term and short-term investments	$ (18,966)	$ (4,421)
Non-capital losses carry-forward	14,786	4,421
Future withholding tax	(217)	(246)
Others	471	0
Net deferred tax liabilities	$ (3,926)	$ (246)